REGIONS MORGAN KEEGAN SELECT FUNDS

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND
                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
                     REGIONS MORGAN KEEGAN SELECT VALUE FUND
                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND
                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
             REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
            REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND

                       Supplement dated September 2, 2005
                                     to the
                         Prospectus dated April 1, 2005
                 As Supplemented July 6, 2005 and July 27, 2005


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ANNUAL REPORT FOR REGIONS MORGAN KEEGAN SELECT FUNDS DATED NOVEMBER 30, 2004 AND THE SEMI-ANNUAL REPORT FOR REGIONS MORGAN KEEGAN SELECT FUNDS DATED MAY 31, 2005. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE REPORTS TO SHAREHOLDERS.

In the Shareholder Expense Example on pages 26 through 29 in the Annual Report for Regions Morgan Keegan Select Funds dated November 30, 2004 ("Annual Report") and on pages 2 through 5 in the Semi-Annual Report for Regions Morgan Keegan Select Funds dated May 31, 2005 ("Semi-Annual Report"), several of the Class I Shares were omitted from the table.

In the Annual Report, the Class I Shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Mid Cap Value Fund and Growth Fund had not commenced investment operations as of the date of the Annual Report and the Class I Shares of Mid Cap Growth Fund and Value Fund had commenced investment operations, but for less than six months during the period covered by the Annual Report.

In the Semi-Annual Report, the Class I Shares of Limited Maturity Fixed Income Fund, Fixed Income Fund and Balanced Fund had not commenced investment operations as of the date of the Semi-Annual Report and the Class I Shares of Mid Cap Value Fund and Growth Fund had commenced investment operations, but for less than six months during the period covered by the Semi-Annual Report.

In amended Forms N-CSR for both the Annual Report and the Semi-Annual Report that were filed with the Securities and Exchange Commission on September 1, 2005, the Shareholder Expense Examples were revised to add footnotes to the Funds in which the Class I Shares had not yet commenced investment operations; to add the Class I Shares that had operated for less than six months during the period and reflecting the shortened periods in footnotes to the table; and to correct a small error in the Shareholder Expense Example in the Semi-Annual Report. You may view the amended Forms N-CSR by visiting the Securities and Exchange Commission's website at www.sec.gov.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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